Earnings (Loss) Per Share - Summary of the Computation of Loss Per Share of Class A and Class X Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Numerator:
Net loss	$ (14,216)	$ (29,188)	$ (152,641)	$ (194,192)
Denominator:
Weighted-average common shares outstanding, basic	6,760,771	6,182,811	6,238,777	6,149,784
Weighted-average common shares outstanding, diluted	6,760,771	6,182,811	6,238,777	6,149,784
Net loss per common share, basic	$ (2.1)	$ (4.72)	$ (24.47)	$ (31.58)
Net loss per common share, diluted	$ (2.1)	$ (4.72)	$ (24.47)	$ (31.58)